UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON A FORM 13F FILED
ON FEBRUARY 14, 2001 (RESUBMITTED MARCH 1, 2001) PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2001

Institutional Investment Manager Filing this Report:

Name:    UBS O'Connor LLC
Address: 141 West Jackson Boulevard
         Chicago, IL 606013

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: JAMES M. HNILO
Title: DIRECTOR OF COMPLIANCE
Phone: (312)554-5243
Signature, Place, and Date of Signing:

/s/ JAMES M. HNILO, CHICAGO, IL   March 28, 2001


Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $128,420

List of Other Included Managers:  None


                                                FORM 13F
                                        REPORTING MANAGER: UBS O'Connor LLC


Title/

Value
Shrs or
Shr/
Put/
Invest

Voting

Name of
Issuer
Class
CUSIP
(X1000)
Prn Amt
Prn
Call
Discrt
Sole
Shared
Other
AXA
SPONSOREDADR
054536107
7212
100441
Shr

Defined
0
100441
0
SDL INC
CALL
784076101
479
1650
Shr
Call
Defined
0
1650
0
SDL INC
COM
784076101
120047
810100
Shr

Defined
0
810100
0
BANK UTD CORP
CLA
065412108
682
10000
Shr
Put
Defined
0
10000
0














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